Notes Payable - Schedule of Carrying Value of Term Loan (Details) - Term Loan - USD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Debt Instrument [Line Items]
Note payable, including End of Term Charge	$ 10,144	$ 11,699
Debt discount, net of accretion	(474)	(891)
Accrued interest	108	106
Note payable, net of discount	$ 9,778	$ 10,914